Party-in-Interest Transactions (Details) - 401(k) PLAN - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Party-in-Interest Transactions
Fair Market Value of Common Shares	$ 1,938,438,017	$ 1,682,599,495
Common stock
Party-in-Interest Transactions
Fair Market Value of Common Shares	$ 136,577,070	$ 106,529,786
Employer | Common stock
Party-in-Interest Transactions
Number of Common Shares	800,792	883,296
Fair Market Value of Common Shares	$ 136,577,070	$ 106,529,786
Cost of Common Shares	$ 67,037,662	$ 69,131,483